Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 665,244	$ 90,173	$ 55,533
Accounts receivable	2,650
Prepaid expenses and other current assets	21,000	21,000	247,321
Total current assets	688,894	111,173	302,854
Property Plant and Equipment, net	7,741	1,064	15,825
Patents, net	4,014,817	4,500,000
Total assets	4,711,452	4,612,237	318,679
Current Liabilities
Accounts payable and accrued expenses	3,179,602	2,714,041	4,727,247
Short term advances		20,323	5,823
Notes payable, net of discounts of $1,175,627 as of Septebmer 30, 2018 and $2,624,984 as of December 31, 2017	6,966,896	4,461,160	1,878,107
Notes payable - related parties	270,000	270,000	170,000
Derivative liability	7,057,172	5,939,600	1,927,752
Current portion of long term loan		4,221	12,395
Total current liabilities	17,473,670	13,409,345	8,721,324
Series C preferred stock liability, net of discounts of $152,972 at September 30, 2018 and $101,808 as of December 31, 2017	1,164,528	598,192
Long term loan			4,221
Acquisition payable	155,000	155,000	155,000
Total liabilities	18,793,198	14,162,537	8,880,545
COMMITMENTS AND CONTINGENCIES, note 9
Shareholders' deficit
Super AA super voting preferred stock, $0.001 par value; 1,000,000 authorized and 5,000 and 5,000 issued and outstanding at September 30, 2018 and December 31, 2017	5	5
Series B convertible preferred stock, $0.0001 par value; 50,000 shares authorized, 1,350 and 0 issued and outstanding at September 30, 2018 and December 31, 2017	1
Common stock, $0.0001 par value; 2,500,000,000 shares authorized; 381,375,857 and 316,951,712 shares issued and outstanding as of Septermber 30, 2018 and December 31, 2017	38,136	31,692	13,434
Additional paid-in capital	22,884,078	19,604,016	9,800,553
Stock subscriptions	(1,570)	(1,570)	(1,570)
Accumulated deficit	(37,002,396)	(29,184,443)	(18,374,283)
Total shareholders' deficit	(14,081,746)	(9,550,300)	(8,561,866)
Total liabilities and shareholders' deficit	$ 4,711,452	$ 4,612,237	$ 318,679